Stock-Based Compensation - Schedule of Estimates Fair Value of Each Option Award (Details) - $ / shares	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Estimates Fair Value of Each Option Award [Line Items]
Weighted-average fair value (in Dollars per share)	$ 16.72	$ 2.53	$ 6.53	$ 2.52
Expected volatility		113.90%
Expected term		5 years 3 months 18 days
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate		4.10%
Minimum [Member]
Schedule of Estimates Fair Value of Each Option Award [Line Items]
Expected volatility	101.40%		113.90%	104.90%
Expected term	5 years		10 months 24 days	5 years
Risk-free interest rate	3.69%		3.87%	3.94%
Maximum [Member]
Schedule of Estimates Fair Value of Each Option Award [Line Items]
Expected volatility	104.60%		138.30%	113.90%
Expected term	6 years 1 month 6 days		6 years 1 month 6 days	6 years 2 months 12 days
Risk-free interest rate	4.07%		4.65%	4.92%